Expense Example - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor New Insights Fund - Class A
Expense Example:
1 year	$ 662
3 years	845
5 years	1,045
10 years	1,619
Fidelity Advisor New Insights Fund - Class C
Expense Example:
1 year	268
3 years	520
5 years	897
10 years	1,754
Fidelity Advisor New Insights Fund - Class M
Expense Example:
1 year	463
3 years	703
5 years	961
10 years	1,699
Fidelity Advisor New Insights Fund - Class I
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Advisor New Insights Fund - Class Z
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	$ 665